Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

15) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 26, 2014, the date at which the unaudited condensed consolidated and combined carve-out financial statements were available to be issued, and determined that there are no other items to disclose except as follows:

In connection with the partial exercises by the underwriters of their option to purchase additional common units, on July 14, 2014 and July 24, 2014, the Partnership issued and sold 150,000 common units and 490,000 common units, respectively, and the General Partner made an additional $0.4 million aggregate capital contribution to the Partnership in order to maintain its 2% general partner interest in the Partnership.

On August 14, 2014, the Partnership paid a quarterly cash distribution of $0.435 per unit with respect to the quarter ended June 30, 2014. This cash distribution amounted to $9.9 million.